Income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income and expenses on investment property [Abstract]
Rental income	₩ 9,494	₩ 9,581
Operating and maintenance expenses related to rental income	(923)	(1,172)
Rental income from investment property, net of direct operating expense	₩ 8,571	₩ 8,409